Related Party Transactions (Details) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 18, 2018 shares	Sep. 30, 2020 USD ($) director	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) director $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Due to (from) related parties		$ 0.0		$ 0.0		$ 0.0	$ 0.0
Common share contribution to the Lemonade Foundation				12.2
Key stockholder | Travel related expenses
Related Party Transaction [Line Items]
Expenses with related parties		$ 0.0	$ 0.1	$ 0.1	$ 0.2	0.3	0.2
Affiliated entity | The Lemonade Foundation
Related Party Transaction [Line Items]
Number of shared directors | director		2		2
Contribution to the Lemonade Foundation (shares) | shares	500,000			500,000
Contribution of common stock to related party, fair value (usd per share) | $ / shares				$ 24.36
Common share contribution to the Lemonade Foundation				$ 12.2
Due from related party		$ 0.1		0.1
Affiliated entity | Rental expense
Related Party Transaction [Line Items]
Expenses with related parties		$ 0.1		$ 0.1		$ 0.1	$ 0.1